Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2023
Intangible Assets [Abstract[]
Schedule of Intangible Assets
	Consolidated
	Technologies and Knowhow US$	Patents and Trademark US$	Software and License US$	Goodwill US$	Total US$
Cost
As of January 1, 2022	6,213,627	182,340	375,324	-	6,771,291
Additions	1,115,378	-	374,786	-	1,490,164
Disposal	(1,868,998)	-	-	-	(1,868,998)
Write-off	(4,793,340)	(182,340)	(375,324)	-	(5,351,004)
As of December 31, 2022	666,667	-	374,786	-	1,041,453

As of January 1, 2023	666,667	-	374,786	-	1,041,453
Additions	-	-	-	722,784	722,784
Provision	-	-	-	(722,784)	(722,784)
As of December 31, 2023	666,667	-	374,786	-	1,041,453

Accumulated Amortization and Impairment Losses
As of January 1, 2022	(4,793,340)	(182,340)	(375,324)	-	(5,351,004)
Amortisation	(150,753)	-	(44,288)	-	(195,041)
Disposal	22,977	-	-	-	22,977
Write-off	4,793,340	182,340	375,324	-	5,351,004
December 31, 2022	(127,776)	-	(44,288)	-	(172,064)

As of January 1, 2023	(127,776)	-	(44,288)	-	(172,064)
Amortisation	(83,333)	-	(46,849)	-	(130,182)
As of December 31, 2023	(211,109)	-	(91,137)	-	(302,246)

Carrying Amount
As of December 31, 2023	455,558	-	283,649	-	739,207
As of December 31, 2022	538,889	-	330,498	-	869,387